Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of transaction and balances of other parties

	Accounts receivable		Trade accounts payable		Other rights	Advances and other liabilities
	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.24
Marfrig Global Foods S.A.	16,145	7,945	(36,266)	(24,838)	582	(229)
Marfrig Chile S.A.	3,626	2,563	-	(195)	-	-
Quickfood S.A.	24,223	24,852	-	-	-	-
Marfrig Alimentos S.A.	1,659	-	-	-	-	-
Weston Importers Ltd.	1,416	366	(5,587)	-	-	-
MFG Agropecuária Ltda.	-	1	-	-	-	-
Pampeano Alimentos S.A.	257	473	(114)	(112)	-	-
Total	47,326	36,200	(41,967)	(25,145)	582	(229)

	Sales			Financial income (expenses), net	Purchases			Other operating income (expenses)
	12.31.24	12.31.23	12.31.22	12.31.24	12.31.24	12.31.23	12.31.22	12.31.24
Marfrig Global Foods S.A.	72,684	61,320	76,553	8,227	(413,850)	(472,903)	(572,357)	17,601
Marfrig Chile S.A.	26,691	12,790	15,273	-	(668)	(1,290)	(1,187)	-
Quickfood S.A.	118,859	95,631	84,875	-	-	-	-	-
Marfrig Alimentos S.A.	-	-	242		-	-	-	-
Weston Importers Ltd.	4,389	1,536	-	-	(186,315)	-	-	-
Dicasold S.A.	21,045	-		-	-	-	-	-
Pampeano Alimentos S.A.	1,147	866	237	-	(1,934)	(112)	-	-
Total	244,815	172,143	177,180	8,227	(602,767)	(474,305)	(573,544)	17,601

Schedule of total remuneration and benefits paid to professionals

	12.31.24	12.31.23	12.31.22
Salary and profit sharing	105,829	61,427	35,547
Short-term benefits (1)	250	266	1,263
Private pension	896	800	834
Termination benefits	1,395	8,413	1,237
Share-based payment	28,149	14,923	27,210
	136,519	85,829	66,091
(1)	Comprises: medical assistance, educational expenses and others.